Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 30, 2014
Prospectus

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Advisor Freedom® Funds and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom® Fund from time to time. Fidelity Advisor® Series Equity Growth Fund has been added to the selection of underlying funds. On or about June 6, 2014, each Fidelity Advisor Freedom Fund ceased its investments in Fidelity Advisor Equity Growth Fund.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 53.

Fidelity Advisor Series Equity Growth Fund seeks capital appreciation.

The Adviser normally invests at least 80% of the fund's assets in equity securities. The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Effective July 1, 2014, the following information will be removed from the "Shareholder Information" section under the heading "Buying Shares" on page 69.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

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Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 74.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 77.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 74.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 77.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 76.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.

Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class
May 30, 2014
Prospectus

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Advisor Freedom® Funds and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom® Fund from time to time. Fidelity Advisor® Series Equity Growth Fund has been added to the selection of underlying funds. On or about June 6, 2014, each Fidelity Advisor Freedom Fund ceased its investments in Fidelity Advisor Equity Growth Fund.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 41.

Fidelity Advisor Series Equity Growth Fund seeks capital appreciation.

The Adviser normally invests at least 80% of the fund's assets in equity securities. The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" on page 56.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

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1.790698.140

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

Supplement to the
Fidelity Freedom® Funds
May 30, 2014
Prospectus

Fidelity Freedom® 2000 Fund merged into Fidelity Freedom® Income Fund on July 25, 2014. References to Fidelity Freedom 2000 Fund throughout this prospectus are no longer applicable.

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

FF-14-05  August 1, 2014
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The following information replaces similar information for Fidelity Freedom 2005 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 14.

  Using an asset allocation among underlying Fidelity funds as of March 31, 2014, of approximately:

The following information replaces similar information found in the "Investment Details" section beginning on page 80.

The following table lists the underlying Fidelity funds in which each fund currently may invest and each fund's approximate asset allocation to each underlying Fidelity fund as of March 31, 2014. The Adviser may change these percentages over time.

Fund Categories	Fidelity Freedom Income Fund	Fidelity Freedom 2000 Fund	Fidelity Freedom 2005 Fund	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund	Fidelity Freedom 2050 Fund	Fidelity Freedom 2055 Fund
DOMESTIC EQUITY FUNDS Domestic Equity Funds
Fidelity® Series 100 Index Fund	0.5%	0.5%	0.9%	1.1%	1.2%	1.3%	1.5%	1.8%	1.9%	1.9%	1.9%	1.9%	1.9%
Fidelity Series 1000 Value Index Fund	0.3%	0.3%	0.6%	0.7%	0.7%	0.8%	1.0%	1.2%	1.3%	1.3%	1.3%	1.3%	1.3%
Fidelity Series All-Sector Equity Fund	2.0%	2.1%	3.2%	4.3%	4.8%	5.2%	6.1%	6.9%	7.4%	7.6%	7.5%	7.5%	6.5%
Fidelity Series Blue Chip Growth Fund	1.6%	1.6%	2.8%	3.3%	3.8%	4.3%	5.1%	5.9%	6.2%	6.2%	6.2%	6.2%	6.4%
Fidelity Series Equity-Income Fund	2.5%	2.5%	4.1%	5.1%	5.9%	6.5%	7.5%	9.0%	9.5%	9.5%	9.5%	9.5%	9.7%
Fidelity Series Growth & Income Fund	1.9%	1.9%	3.3%	3.9%	4.5%	5.0%	5.8%	6.9%	7.2%	7.1%	7.0%	7.0%	7.3%
Fidelity Series Growth Company Fund	2.0%	2.0%	3.3%	4.1%	4.9%	5.4%	6.3%	7.4%	7.6%	7.6%	7.6%	7.6%	7.3%
Fidelity Series Intrinsic Opportunities Fund	1.2%	1.2%	2.1%	2.5%	2.8%	3.2%	3.7%	4.4%	4.7%	4.6%	4.6%	4.6%	4.8%
Fidelity Series Opportunistic Insights Fund	1.2%	1.2%	2.0%	2.5%	2.9%	3.2%	3.8%	4.5%	4.6%	4.6%	4.6%	4.6%	4.7%
Fidelity Series Real Estate Equity Fund	0.2%	0.2%	0.4%	0.5%	0.6%	0.6%	0.7%	0.7%	0.8%	0.8%	0.9%	0.9%	1.0%
Fidelity Series Small Cap Discovery Fund	0.3%	0.3%	0.5%	0.6%	0.7%	0.7%	0.9%	1.0%	1.1%	1.1%	1.1%	1.1%	1.2%
Fidelity Series Small Cap Opportunities Fund	1.0%	0.9%	1.7%	2.0%	2.3%	2.6%	3.1%	3.6%	3.8%	3.7%	3.8%	3.8%	3.9%
Fidelity Series Stock Selector Large Cap Value Fund	1.6%	1.7%	2.8%	3.4%	4.0%	4.4%	4.9%	6.0%	6.3%	6.3%	6.3%	6.3%	6.4%
Commodity Fund
Fidelity Series Commodity Strategy Fund	1.1%	1.2%	1.1%	1.1%	1.1%	1.1%	1.3%	1.2%	0.9%	1.0%	1.0%	1.0%	1.0%
INTERNATIONAL EQUITY FUNDS Developed International Equity Funds
Fidelity Series International Growth Fund	2.5%	2.5%	4.2%	5.2%	6.0%	6.6%	7.7%	9.1%	9.5%	9.5%	9.5%	9.4%	9.4%
Fidelity Series International Small Cap Fund	0.6%	0.6%	1.0%	1.2%	1.4%	1.5%	1.8%	2.0%	2.1%	2.1%	2.1%	2.2%	2.3%
Fidelity Series International Value Fund	2.5%	2.5%	4.3%	5.2%	6.0%	6.6%	7.7%	9.1%	9.5%	9.5%	9.5%	9.5%	9.6%
Emerging Markets Equity Fund
Fidelity Series Emerging Markets Fund	1.6%	1.6%	2.4%	3.0%	3.4%	3.9%	4.6%	5.5%	5.6%	5.6%	5.6%	5.6%	5.5%
BOND FUNDS Investment-Grade Bond Fund
Fidelity Series Investment Grade Bond Fund	35.7%	35.6%	30.0%	26.7%	23.8%	21.5%	17.1%	5.1%	1.5%	1.5%	1.9%	2.1%	2.2%
Inflation-Protected Bond Fund
Fidelity Series Inflation-Protected Bond Index Fund	2.9%	2.9%	2.2%	1.8%	1.4%	0.9%	0.5%	0.1%	0.0%	0.0%	0.0%	0.0%	0.0%
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6%	0.6%	0.6%	0.6%	0.6%	0.7%	0.7%	0.7%	0.7%	0.7%	0.7%	0.7%	0.7%
Fidelity Series Floating Rate High Income Fund	1.2%	1.1%	1.2%	1.1%	1.1%	1.1%	0.9%	0.8%	0.7%	0.7%	0.3%	0.1%	0.0%
Fidelity Series High Income Fund	5.0%	5.0%	5.4%	5.6%	5.8%	6.0%	6.3%	6.6%	6.6%	6.6%	6.6%	6.6%	6.6%
Fidelity Series Real Estate Income Fund	0.4%	0.4%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.3%
SHORT-TERM FUNDS
Money Market Portfolio	16.3%	16.3%	10.7%	7.7%	5.4%	3.5%	0.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Fidelity Short-Term Bond Fund	13.3%	13.3%	8.7%	6.3%	4.4%	2.9%	0.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Note: The allocation percentages may not add to 100% due to rounding.

Supplement to the
Fidelity Freedom® Funds
May 30, 2014
Prospectus

Fidelity Freedom® 2000 Fund merged into Fidelity Freedom® Income Fund on July 25, 2014. References to Fidelity Freedom 2000 Fund throughout this prospectus are no longer applicable.

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

The following information replaces similar information for Fidelity Freedom 2005 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 9.

  Using an asset allocation among underlying Fidelity funds as of March 31, 2014, of approximately:

The following information replaces similar information found in the "Investment Details" section beginning on page 42.

The following table lists the underlying Fidelity funds in which each fund currently may invest and each fund's approximate asset allocation to each underlying Fidelity fund as of March 31, 2014. The Adviser may change these percentages over time.

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Fund Categories	Fidelity Freedom Income Fund	Fidelity Freedom 2000 Fund	Fidelity Freedom 2005 Fund	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund	Fidelity Freedom 2050 Fund	Fidelity Freedom 2055 Fund
DOMESTIC EQUITY FUNDS Domestic Equity Funds
Fidelity® Series 100 Index Fund	0.5%	0.5%	0.9%	1.1%	1.2%	1.3%	1.5%	1.8%	1.9%	1.9%	1.9%	1.9%	1.9%
Fidelity Series 1000 Value Index Fund	0.3%	0.3%	0.6%	0.7%	0.7%	0.8%	1.0%	1.2%	1.3%	1.3%	1.3%	1.3%	1.3%
Fidelity Series All-Sector Equity Fund	2.0%	2.1%	3.2%	4.3%	4.8%	5.2%	6.1%	6.9%	7.4%	7.6%	7.5%	7.5%	6.5%
Fidelity Series Blue Chip Growth Fund	1.6%	1.6%	2.8%	3.3%	3.8%	4.3%	5.1%	5.9%	6.2%	6.2%	6.2%	6.2%	6.4%
Fidelity Series Equity-Income Fund	2.5%	2.5%	4.1%	5.1%	5.9%	6.5%	7.5%	9.0%	9.5%	9.5%	9.5%	9.5%	9.7%
Fidelity Series Growth & Income Fund	1.9%	1.9%	3.3%	3.9%	4.5%	5.0%	5.8%	6.9%	7.2%	7.1%	7.0%	7.0%	7.3%
Fidelity Series Growth Company Fund	2.0%	2.0%	3.3%	4.1%	4.9%	5.4%	6.3%	7.4%	7.6%	7.6%	7.6%	7.6%	7.3%
Fidelity Series Intrinsic Opportunities Fund	1.2%	1.2%	2.1%	2.5%	2.8%	3.2%	3.7%	4.4%	4.7%	4.6%	4.6%	4.6%	4.8%
Fidelity Series Opportunistic Insights Fund	1.2%	1.2%	2.0%	2.5%	2.9%	3.2%	3.8%	4.5%	4.6%	4.6%	4.6%	4.6%	4.7%
Fidelity Series Real Estate Equity Fund	0.2%	0.2%	0.4%	0.5%	0.6%	0.6%	0.7%	0.7%	0.8%	0.8%	0.9%	0.9%	1.0%
Fidelity Series Small Cap Discovery Fund	0.3%	0.3%	0.5%	0.6%	0.7%	0.7%	0.9%	1.0%	1.1%	1.1%	1.1%	1.1%	1.2%
Fidelity Series Small Cap Opportunities Fund	1.0%	0.9%	1.7%	2.0%	2.3%	2.6%	3.1%	3.6%	3.8%	3.7%	3.8%	3.8%	3.9%
Fidelity Series Stock Selector Large Cap Value Fund	1.6%	1.7%	2.8%	3.4%	4.0%	4.4%	4.9%	6.0%	6.3%	6.3%	6.3%	6.3%	6.4%
Commodity Fund
Fidelity Series Commodity Strategy Fund	1.1%	1.2%	1.1%	1.1%	1.1%	1.1%	1.3%	1.2%	0.9%	1.0%	1.0%	1.0%	1.0%
INTERNATIONAL EQUITY FUNDS Developed International Equity Funds
Fidelity Series International Growth Fund	2.5%	2.5%	4.2%	5.2%	6.0%	6.6%	7.7%	9.1%	9.5%	9.5%	9.5%	9.4%	9.4%
Fidelity Series International Small Cap Fund	0.6%	0.6%	1.0%	1.2%	1.4%	1.5%	1.8%	2.0%	2.1%	2.1%	2.1%	2.2%	2.3%
Fidelity Series International Value Fund	2.5%	2.5%	4.3%	5.2%	6.0%	6.6%	7.7%	9.1%	9.5%	9.5%	9.5%	9.5%	9.6%
Emerging Markets Equity Fund
Fidelity Series Emerging Markets Fund	1.6%	1.6%	2.4%	3.0%	3.4%	3.9%	4.6%	5.5%	5.6%	5.6%	5.6%	5.6%	5.5%
BOND FUNDS Investment-Grade Bond Fund
Fidelity Series Investment Grade Bond Fund	35.7%	35.6%	30.0%	26.7%	23.8%	21.5%	17.1%	5.1%	1.5%	1.5%	1.9%	2.1%	2.2%
Inflation-Protected Bond Fund
Fidelity Series Inflation-Protected Bond Index Fund	2.9%	2.9%	2.2%	1.8%	1.4%	0.9%	0.5%	0.1%	0.0%	0.0%	0.0%	0.0%	0.0%
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6%	0.6%	0.6%	0.6%	0.6%	0.7%	0.7%	0.7%	0.7%	0.7%	0.7%	0.7%	0.7%
Fidelity Series Floating Rate High Income Fund	1.2%	1.1%	1.2%	1.1%	1.1%	1.1%	0.9%	0.8%	0.7%	0.7%	0.3%	0.1%	0.0%
Fidelity Series High Income Fund	5.0%	5.0%	5.4%	5.6%	5.8%	6.0%	6.3%	6.6%	6.6%	6.6%	6.6%	6.6%	6.6%
Fidelity Series Real Estate Income Fund	0.4%	0.4%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.3%
SHORT-TERM FUNDS
Money Market Portfolio	16.3%	16.3%	10.7%	7.7%	5.4%	3.5%	0.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Fidelity Short-Term Bond Fund	13.3%	13.3%	8.7%	6.3%	4.4%	2.9%	0.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Note: The allocation percentages may not add to 100% due to rounding.

Supplement to the

Fidelity Freedom Funds®

Fidelity Freedom® Income Fund, Fidelity Freedom 2000 Fund,
Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund,
Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund,
Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund,
Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund,
Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund,
and Fidelity Freedom 2055 Fund

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2014

Fidelity Freedom 2000 Fund merged into Fidelity Freedom Income Fund on July 25, 2014. References to Fidelity Freedom 2000 Fund throughout this Statement of Additional Information are no longer applicable.

FFB-14-02  August 1, 2014
1.476278.125

Supplement to the
Fidelity Freedom K® Funds
May 30, 2014
Prospectus

Fidelity Freedom K® 2000 Fund merged into Fidelity Freedom K® Income Fund on July 25, 2014. References to Fidelity Freedom K® 2000 Fund throughout this prospectus are no longer applicable.

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

FF-K-14-05  August 1, 2014
1.900382.121

Supplement to the

Fidelity Freedom K® Income Fund (FFKAX), Fidelity Freedom K® 2000 Fund (FFKBX),
Fidelity Freedom K® 2005 Fund (FFKVX), Fidelity Freedom K® 2010 Fund (FFKCX),
Fidelity Freedom K® 2015 Fund (FKVFX), Fidelity Freedom K® 2020 Fund (FFKDX),
Fidelity Freedom K® 2025 Fund (FKTWX), Fidelity Freedom K® 2030 Fund (FFKEX),
Fidelity Freedom K® 2035 Fund (FKTHX), Fidelity Freedom K® 2040 Fund (FFKFX),
Fidelity Freedom K® 2045 Fund (FFKGX), Fidelity Freedom K® 2050 Fund (FFKHX),
and Fidelity Freedom K® 2055 Fund (FDENX)

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2014

Fidelity Freedom K 2000 Fund merged into Fidelity Freedom K Income Fund on July 25, 2014. All references to Fidelity Freedom K 2000 Fund throughout this Statement of Additional Information are no longer applicable.

FF-KB-14-02  August 1, 2014
1.931120.102

Supplement to the
Fidelity Freedom® Index Funds -
Class W
May 30, 2014
Prospectus

Fidelity Freedom Index 2000 Fund - Class W merged into Fidelity Freedom Index Income Fund - Class W on July 25, 2014. References to Fidelity Freedom Index 2000 Fund - Class W throughout this prospectus are no longer applicable.

Class W of each fund has been renamed as noted below. All references to Class W in the prospectus are updated to reflect this change.

Fidelity Freedom Index Income Fund
Class/Ticker
Fidelity Freedom Index Income Fund/FIKFX
Fidelity Freedom Index 2005 Fund
Class/Ticker
Fidelity Freedom Index 2005 Fund/FJIFX
Fidelity Freedom Index 2010 Fund
Class/Ticker
Fidelity Freedom Index 2010 Fund/FKIFX
Fidelity Freedom Index 2015 Fund
Class/Ticker
Fidelity Freedom Index 2015 Fund/FLIFX
Fidelity Freedom Index 2020 Fund
Class/Ticker
Fidelity Freedom Index 2020 Fund/FPIFX
Fidelity Freedom Index 2025 Fund
Class/Ticker
Fidelity Freedom Index 2025 Fund/FQIFX
Fidelity Freedom Index 2030 Fund
Class/Ticker
Fidelity Freedom Index 2030 Fund/FXIFX
Fidelity Freedom Index 2035 Fund
Class/Ticker
Fidelity Freedom Index 2035 Fund/FIHFX
Fidelity Freedom Index 2040 Fund
Class/Ticker
Fidelity Freedom Index 2040 Fund/FBIFX
Fidelity Freedom Index 2045 Fund
Class/Ticker
Fidelity Freedom Index 2045 Fund/FIOFX
Fidelity Freedom Index 2050 Fund
Class/Ticker
Fidelity Freedom Index 2050 Fund/FIPFX
Fidelity Freedom Index 2055 Fund
Class/Ticker
Fidelity Freedom Index 2055 Fund/FDEWX

Footnote B and the hypothetical expense table in each "Fund Summary - Fee Table" section of the Prospectus are updated as follows:

Fee Table

* * *

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

* * *

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.16% of its average net assets. This arrangement will remain in effect through May 31, 2017. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

* * *

FRX-W-14-04  August 1, 2014
1.923243.108

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Fidelity Freedom Index Income Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288

Fidelity Freedom Index 2005 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288

Fidelity Freedom Index 2010 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288

Fidelity Freedom Index 2015 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 108
10 years	$ 279

Fidelity Freedom Index 2020 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 108
10 years	$ 279

Fidelity Freedom Index 2025 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288

Fidelity Freedom Index 2030 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 110
10 years	$ 288

Fidelity Freedom Index 2035 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 112
10 years	$ 297

Fidelity Freedom Index 2040 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 112
10 years	$ 297

Fidelity Freedom Index 2045 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 112
10 years	$ 297

Fidelity Freedom Index 2050 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 112
10 years	$ 297

Fidelity Freedom Index 2055 Fund:

1 year	$ 16
3 years	$ 52
5 years	$ 112
10 years	$ 297

The following information replaces the information in each "Fund Summary" section of the prospectus under the headings noted below.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet
Plan Accounts: www.401k.com	All Other Accounts: www.fidelity.com
Phone Plan Accounts: For Individual Accounts (investing through a retirement plan sponsor or other institution), refer to your plan materials or contact that institution directly.
For Retirement Plan Level Accounts: Corporate Clients 1-800-962-1375 "Not for Profit" Clients 1-800-343-0860
All Other Accounts: Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Plan Accounts: Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
All Other Accounts: Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
All Accounts:
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Initial Purchase Minimum	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200

The fund may waive or lower purchase minimums in other circumstances.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

The following information replaces similar information found in the "Shareholder Information" section of the prospectus under the headings noted below.

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Buying Shares

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after your investment is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary.

There is no minimum balance or purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

Shares are generally available only to certain accounts for which Fidelity provides recordkeeping services.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of the shares held in your Fidelity mutual fund account, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you if performed outside of a qualifying account.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of the fund or to move money to and from your account, if you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

• To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.
- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

Automatic Transactions: periodic (automatic) transactions

• To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.

• To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Policies

The following policies apply to you as a shareholder.

Combination with Fidelity Freedom Index Income Fund. Each fund may be combined with Fidelity Freedom Index Income Fund, without a vote of shareholders, if the funds' Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. Prior to a combination, Fidelity will notify shareholders of a fund of the combination and any tax consequences.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use certain regular investment plans.

If your fund balance falls below $2,000 worth of shares ($500 for fund balances in Fidelity Simplified Employee Pension-IRA and Keogh accounts) for any reason, including solely due to declines in NAV, and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV, minus the short-term redemption fee, if applicable, on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for shares:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. If you hold your shares of the fund through an employer-sponsored retirement plan, distributions by each fund to tax-advantaged retirement plan accounts are not taxable currently. If you hold your shares of the fund in a Fidelity brokerage or mutual fund account, distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

The following information replaces the similar information found on the back cover.

For a free copy of any of these documents or to request other information or ask questions about the fund, call 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts). In addition, you may visit the web site at www.401k.com (plan accounts) or www.fidelity.com (all other accounts) for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

Supplement to the

Fidelity Freedom® Index Funds

Fidelity Freedom Index Income Fund Class W (FIKFX), Fidelity Freedom Index 2000 Fund Class W (FGIFX)
Fidelity Freedom Index 2005 Fund Class W (FJIFX), Fidelity Freedom Index 2010 Fund Class W (FKIFX)
Fidelity Freedom Index 2015 Fund Class W (FLIFX), Fidelity Freedom Index 2020 Fund Class W (FPIFX)
Fidelity Freedom Index 2025 Fund Class W (FQIFX), Fidelity Freedom Index 2030 Fund Class W (FXIFX)
Fidelity Freedom Index 2035 Fund Class W (FIHFX), Fidelity Freedom Index 2040 Fund Class W (FBIFX)
Fidelity Freedom Index 2045 Fund Class W (FIOFX), Fidelity Freedom Index 2050 Fund Class W (FIPFX)
and Fidelity Freedom Index 2055 Fund Class W (FDEWX)

Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2014

Fidelity Freedom Index 2000 Fund Class W merged into Fidelity Freedom Index Income Fund Class W on July 25, 2014. References to Fidelity Freedom Index 2000 Fund Class W throughout this Statement of Additional Information are no longer applicable.

Class W of each fund has been renamed as noted below. All references to Class W in the Statement of Additional Information are updated to reflect this change.

Fidelity Freedom Index Income Fund (FIKFX), Fidelity Freedom Index 2005 Fund (FJIFX), Fidelity Freedom Index 2010 Fund (FKIFX), Fidelity Freedom Index 2015 Fund (FLIFX), Fidelity Freedom Index 2020 Fund, (FPIFX), Fidelity Freedom Index 2025 Fund (FQIFX), Fidelity Freedom Index 2030 Fund (FXIFX), Fidelity Freedom Index 2035 Fund (FIHFX), Fidelity Freedom Index 2040 Fund (FBIFX), Fidelity Freedom Index 2045 Fund (FIOFX), Fidelity Freedom Index 2050 Fund (FIPFX), and Fidelity Freedom Index 2055 Fund (FDEWX)

The following information replaces similar information found on the cover.

To obtain a free additional copy of the prospectus or SAI, dated May 30, 2014, or an annual report, please call Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts) or visit the web site at www.401k.com (plan accounts) or www.fidelity.com (all other accounts).

The following information replaces the information found in the "Distributions and Taxes" section on page 46.

Dividends. Distributions by a fund to tax-advantaged retirement plan accounts are not taxable currently. For all other accounts, a portion of each Fidelity Freedom Index Fund's income may qualify for the dividends-received deduction available to corporate shareholders, but it is unlikely that all of the fund's income will qualify for the deduction. A portion of each Fidelity Freedom Index Fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Capital Gain Distributions. Unless your shares of a fund are held in a tax-advantaged retirement plan, each Fidelity Freedom Index Fund's long-term capital gain distributions, including amounts attributable to an underlying Fidelity fund's long-term capital gain distributions, are federally taxable to shareholders generally as capital gains.

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund. As a general matter, if, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of a fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. The amount of foreign taxes paid by the fund will be reduced to the extent that the fund lends securities over the dividend record date. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

FRX-WB-14-02  August 1, 2014
1.923244.103

Tax Status of the Funds. Each Fidelity Freedom Index Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each Fidelity Freedom Index Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each Fidelity Freedom Index Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Fidelity Freedom Index Fund is suitable to their particular tax situation.

The following information supplements the information found in the "Distribution Services" section beginning on page 67.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

The following information updates the information found in the "Distribution Services" section on page 68.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

The following information replaces the information found in the "Transfer and Service Agent Agreements" section on page 68.

Each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers and FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of a class's average daily net assets, with respect to each position in a fund.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Each fund has entered into a service agent agreement with FSC, an affiliate of Strategic Advisers and FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for shares, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

FMR bears the cost of pricing and bookkeeping services and administration of the securities lending program under the terms of its administration agreements with Strategic Advisers.

The following information updates the information found in the "Fund Holdings Information" section on page 69.

Each Fidelity Freedom Index Fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end, by calling Fidelity at 1-800-835-5092. Each fund will also provide a full list of monthly and quarterly holdings on www.fidelity.com and www.401k.com (log in) as described above.